          As filed with the Securities and Exchange Commission on July 13, 2007.
                                                      Registration No. 333-70728
                                                                        811-4113


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 21

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 40


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)


                            Thomas J. Loftus, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)


                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on May 1, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X]  on October 1, 2007 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                       SUPPLEMENT DATED ________, 2007 TO
                         PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 that describe certain new "VENTURE VARIABLE ANNUITY" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

--------------------------------------------------------------------------------
You should read this Supplement together with the prospectus for the Contract you purchase, and retain both for future reference. If you would like another copy of the prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York state, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

                           [Withdrawal Benefit] Rider

This Supplement provides a general description of a [Withdrawal Benefit] optional guaranteed minimum withdrawal benefit Rider. If you purchase this Rider, you will pay an extra charge that we describe on page two of this Supplement for as long as it is in effect.

OVERVIEW OF [WITHDRAWAL BENEFIT] RIDER

Our [Withdrawal Benefit] Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, the Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. In addition, when you purchase a [Withdrawal Benefit] Rider, we guarantee that your Contract Value at the end of the first ten Contract Years will not be less than the greater of (a) the amount of your First Year Purchase Payments or (b) your Contract Value plus the sum of all [Withdrawal Benefit] Rider fees paid to date, as long as you take no withdrawals of Contract Value during the first ten Contract Years (see "Definitions" below).

Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the [Withdrawal Benefit] Rider, however, we may "Reset" (i.e., reduce) the guaranteed minimum amounts. If you take withdrawals during the first ten Contract Years, you will no longer be eligible for our tenth-year [Accumulation Benefit].

DEFINITIONS

We use the following definitions to describe how the [Withdrawal Benefit] Rider works:

AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the Owner attains age 65.

AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date the Owner attains age 95.

FIRST YEAR PURCHASE PAYMENTS means the amount you pay for your Contract from the date a [Withdrawal Benefit] Rider goes into effect until the next following Contract Anniversary.

GUARANTEED WITHDRAWAL AMOUNT means:
                  - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.
                  - The initial Guaranteed Withdrawal Amount is equal to [5]% of the initial Guaranteed Withdrawal Balance.
                  - The maximum Guaranteed Withdrawal Amount at any time is $[250,000].

GUARANTEED WITHDRAWAL BALANCE means:
                  -   The total amount we guarantee to be available for future
                      periodic withdrawals during the Accumulation Period.
                  -   The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed
                      Withdrawal Balance.
                  - The maximum Guaranteed Withdrawal Balance at any time is $5 million.

RESET means a reduction resulting from our recalculation of the Guaranteed Withdrawal Balance or Guaranteed Withdrawal Amount if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount.

STEP-UP means an increase resulting from our recalculation of the Guaranteed Withdrawal Balance or Guaranteed Withdrawal Amount on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

We use the term "withdrawal" in this Prospectus supplement to refer to amounts withdrawn, including any applicable withdrawal charges. We also define other terms in "I. Glossary of Special Terms" and other specific sections of the Prospectus.

RIDER FEES
We supplement "III. Fee Tables" in the Prospectus to include the following table. This table describes the additional fees that you will pay periodically during the time you own a Contract with a [Withdrawal Benefit] Rider:

   FEES DEDUCTED FROM CONTRACT VALUE - Optional Guaranteed Minimum Withdrawal Benefit Rider (You may select only one guaranteed minimum withdrawal benefit Rider. See the Prospectus for other Riders that may be available to you. We deduct the fee on an annual basis from Contract Value.)


                                         [WITHDRAWAL BENEFIT](1)
                      Maximum Fee                [1.20]%
                      Current Fee                  [xx]%

(1) The current fee for the [Withdrawal Benefit] Rider is [xx]% of the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase the charge to a maximum charge of [1.20%] if the Benefit Base is "Stepped-up" to equal the Contract Value.

We charge the Rider fee on each Contract Anniversary for the [Withdrawal Benefit] Rider. We reserve the right to increase the fee on the effective date of each Step-up. In such a situation, the fee will never exceed [1.20%]. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up (see "Rider Fees").

If you decline a scheduled Step-up, we will not increase the Rider fee at that time. You will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance at that time, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.

We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct a pro rata share of the annual fee from the Contract Value:
                  -   on the date we determine the death benefit;
                  -   at the time an Annuity Option under the Contract begins;
                      or
                  - on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct additional Rider fees during the "Settlement Phase" or after the Maturity Date once an Annuity Option begins.

The current fee is equal to [xx]% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary.

INVESTMENT OPTIONS UNDER THE [WITHDRAWAL BENEFIT] RIDER

================================================================================
If you elect to purchase our [Withdrawal Benefit] Rider, you may invest your Contract Value only in the Investment Options we make available with that Rider.
================================================================================

If you purchase the [Withdrawal Benefit] Rider, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for the Rider. Under our current rules, you must invest either:
     (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or
     (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions -- Withdrawals" in the Prospectus). We allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all authorized distributors of the Contracts.

--------------------------------------------------------------------------------
You should consult with your financial professional to assist you in determining which available individual Investment Option or Model Allocation is best suited for your financial needs and risk tolerance.
--------------------------------------------------------------------------------

Available Individual Investment Options
If you purchase a Contract with [the Withdrawal Benefit] Rider, we restrict the individual Investment Options to which you may allocate your Contract Value. The currently available Investment Options invest in the following Funds:

                  -   [American Asset Allocation Trust]
                  -   [Franklin Templeton Founding Allocation Trust]
                  -   [Lifestyle Balanced Trust]
                  -   [Lifestyle Moderate Trust]
                  -   [Lifestyle Conservative Trust]
                  -   [Index Allocation Trust]
                  -   [Money Market Trust]

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option, as described in the Prospectus, in connection with your selected Investment Options.

--------------------------------------------------------------------------------
For more information regarding these Funds, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Funds, please see the "General Information about Us, the Separate Accounts and the Funds" section of the Prospectus, as well as the prospectus for the applicable Funds. You can obtain a copy of the Funds' prospectuses by contacting the Annuities Service Center shown on the first page of the Prospectus. You should read the Funds' prospectuses carefully before investing in the corresponding Variable Investment Option.
--------------------------------------------------------------------------------

Available Model Allocations
You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

The Model Allocations are:

-----------------------------------------------------------------------------------------------------------
       MODEL ALLOCATION NAME          MODEL ALLOCATION PERCENTAGE                 FUND NAME
-----------------------------------------------------------------------------------------------------------
  American Global Diversification                [50%]                 [American Global Growth Trust]
                                                 [15%]                [American Global Small Cap Trust]
                                                 [10%]                  [American High Income Trust]
                                                 [5%]                    [American New World Trust]
                                                 [20%]                      [American Bond Trust]

-----------------------------------------------------------------------------------------------------------
  Fundamental Holdings of America                [15%]                 [American International Trust]
                                                 [25%]                     [American Growth Trust]
                                                 [25%]                 [American Growth-Income Trust]
                                                 [35%]                      [American Bond Trust]

-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
None of the Model Allocations is a fund-of-funds. A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Funds referenced above. Your investment in the Funds will fluctuate and when redeemed, may be worth more or less than your original investment. For more information regarding each Fund that we permit you to invest in through a Model Allocation, including information relating to that Fund's investment objectives, policies and restrictions, and the risks of investing in that Fund, please see the "General Information about Us, the Separate Accounts and the Funds" section of the Prospectus, as well as the Fund's prospectus. You can obtain a prospectus containing more complete information on each of the Funds by contacting the respective Annuities Service Center shown on the first page of the Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS IN YOUR VARIABLE INVESTMENT ACCOUNT AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

We also reserve the right to:
                  - limit the actual percentages you may allocate to certain Investment Options under the Model Allocations;
                  - require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations;
                  - limit your ability to transfer between existing Investment Options; and/or
                  - require you to periodically rebalance existing Variable Investment Accounts to the percentages we require.


FEATURES OF THE [WITHDRAWAL BENEFIT] RIDER

Availability
The [Withdrawal Benefit] Rider may not be available in all states. We permit only one guaranteed minimum withdrawal benefit Rider to be purchased per Contract. If you purchase the [Withdrawal Benefit] Rider, you will not be permitted to purchase Income Plus for Life, Income Plus for Life -- Joint Life, Principal Plus for Life or any other guaranteed minimum withdrawal benefit Rider that we may make available. The [Withdrawal Benefit] Rider is also not available to Contracts issued in New York with an optional Payment Enhancement Rider.

You can elect the [Withdrawal Benefit] Rider at the time you purchase a Contract, provided:
                  - the Rider is available for sale in the state where the Contract is sold; and
                  - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the Rider.

Once you elect the [Withdrawal Benefit] Rider, it is irrevocable. We charge an additional fee for the Rider as shown in the "Rider Fees" section of this Supplement.

AGE RESTRICTIONS. The [Withdrawal Benefit] Rider is not available if you are age 81 or older at the time you purchase your Contract.

Impact of Purchase Payments and Restrictions on Purchase Payments
We increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we recalculate the Guaranteed Withdrawal Amount and (unless the recalculated amount is less than the Guaranteed Withdrawal Amount before the additional Purchase Payment) increase it to equal the lesser of:
                  - [5]% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or
                  - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to [5]% of the Purchase Payment.

IMPACT ON [ACCUMULATION BENEFIT] OF ADDITIONAL PURCHASE PAYMENTS DURING CONTRACT YEARS TWO THROUGH TEN. The [Accumulation Benefit] compares (a) your First Year Purchase Payments to (b) your Contract Value at the end of the first ten Contract Years plus all fees paid for the [Withdrawal Benefit] Rider during that period. If you make any additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the period will reflect these investments. Therefore, these additional Purchase Payments reduce your ability to recover investment losses, if any, on your First Year Purchase Payments through the [Accumulation Benefit].

Please see "[Accumulation Benefit]" below for further details about this feature.

RESTRICTIONS ON PURCHASE PAYMENTS FOR CONTRACTS WITH THE [WITHDRAWAL BENEFIT] RIDER. If you purchase the [Withdrawal Benefit] Rider, we restrict your ability to make additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1 million. We do not permit additional Purchase Payments during the Rider's "Settlement Phase." Other limitations on additional Purchase Payments may vary by state.

Special Purchase Payment limits on "Non-Qualified" Contracts. If we issue your Contract other than in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase
Payments:
                  - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

Special Purchase Payment limits on "Qualified" Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:
                  - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you become Age 65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;
                  - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but
                  - we will not accept any Purchase Payment after the Owner becomes age 81.

You should consult with a qualified tax advisor regarding your Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We do not reserve this right of refusal of additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

Impact of Withdrawals
We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:
                  -   the Contract Value immediately after the withdrawal; or
                  - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:
                  -   the Guaranteed Withdrawal Amount prior to the withdrawal;
                      or
                  - [5]% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance and/or Guaranteed Withdrawal Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

The [Withdrawal Benefit] Rider enters a "Settlement Phase" if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero (see "Settlement Phase" below). The [Withdrawal Benefit] Rider benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (see "Rider Fees" and "Termination").

--------------------------------------------------------------------------------
If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset (i.e., reduce) the Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.
--------------------------------------------------------------------------------

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of the [Withdrawal Benefit] Rider, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or
     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or
     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing a [Withdrawal Benefit] Rider.

Each withdrawal under our automatic Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not make any further withdrawals under the program if both the Contract Value and the Guaranteed Withdrawal Balance are depleted to zero.

Withdrawals under the Life Expectancy Distribution program during your life expectancy (or joint life expectancy) will not be treated as a withdrawal in excess of the permitted Guaranteed Withdrawal Amount. This means that we will not Reset your Guaranteed Withdrawal Balance or Guaranteed Withdrawal Amount if a withdrawal under the program causes total withdrawals during a

Contract Year to exceed the Guaranteed Withdrawal Amount and all withdrawals during that year were under our Life Expectancy Distribution program.


--------------------------------------------------------------------------------
If you begin taking Life Expectancy Distributions during the first ten Contract Years, you will no longer qualify for an [Accumulation Benefit] at your tenth Contract Anniversary.
--------------------------------------------------------------------------------

Increases in Guaranteed Amounts under the [Withdrawal Benefit] Rider We will increase the Guaranteed Withdrawal Balance:
                  - to reflect additional Purchase Payments (see "Impact of Purchase Payments and Restrictions on Purchase Payments" above); and
                  - by any applicable "Step-up" to reflect certain increases in Contract Value.

We will increase your Contract Value at the end of the first ten Contract Years if:
                  -   the [Withdrawal Benefit] Rider is in effect at that time;
                      and
                  - you did not make any withdrawals during the first ten Contract Years.
We describe how we calculate and apply the increase in the "[Accumulation Benefit]" paragraph, below.

================================================================================
Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount
================================================================================

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we recalculate a Step-up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or [5]% of the new Guaranteed Withdrawal Balance. The Step-up Dates occur only while the [Withdrawal Benefit] Rider is in effect. We schedule the Step-up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the Age 95 Contract Anniversary. If the Age 95 Contract Anniversary is not a 3rd Contract Anniversary, we will also schedule a Step-up Date at that time. On a Step-up Date, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value.

We reserve the right to increase the rate of the fee on any Step-up Date, up to a maximum rate of [1.20]%. Even if we do not increase the rate of the fee, however, each time a Step-up goes into effect the dollar amount of the Rider fee will increase to reflect the stepped-up Guaranteed Withdrawal Balance value. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up (see "Rider Fees").

If you decline a scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance at that time, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.

[ACCUMULATION BENEFIT].
When you purchase the [Withdrawal Benefit] Rider, we guarantee that, as long as you take no withdrawals of Contract Value during the first ten Contract Years, your Contract Value at the end of this period will equal the greater of (a) the amount of your First Year Purchase Payments or (b) your Contract Value plus the sum of all [Withdrawal Benefit] Rider fees paid to date.

If you qualify, we will determine an [Accumulation Benefit] on your tenth Contract Anniversary and add it to your Contract Value. We will apply the [Accumulation Benefit], if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

--------------------------------------------------------------------------------
You should consider your liquidity needs during the first ten Contract Years before purchasing a [Withdrawal Benefit] Rider. You will not be eligible for an [Accumulation Benefit] if you take a partial withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first ten Contract Years.
--------------------------------------------------------------------------------

Settlement Phase
We automatically make settlement payments during the "Settlement Phase" under the [Withdrawal Benefit] Rider. The Settlement Phase begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero.

At the beginning of the [Withdrawal Benefit] Rider's Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distribution Program"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions --Death Benefit During Accumulation Period" provision of the Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and the [Withdrawal Benefit] Rider continues (as described in "Impact of Death Benefits" below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract, described in the "Accumulation Period Provisions -- Death Benefit During Accumulation Period" provision of the Prospectus.

Impact of Death Benefits
If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the [Withdrawal Benefit] Rider will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

CONTINUATION OF THE [WITHDRAWAL BENEFIT] RIDER. If the Beneficiary elects not to take the death benefit as a lump sum, then the [Withdrawal Benefit] Rider:
     -   Continues if the Guaranteed Withdrawal Balance is greater than zero.
     - Steps-up the Guaranteed Withdrawal Balance to equal the death benefit if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.
     - Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may Reset the Guaranteed Withdrawal Balance, and reduce the Guaranteed Minimum Withdrawal Benefit provided under this Rider).
     -   Continues to impose the Rider fee.
     - Continues to be eligible for any remaining Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-up Dates will also be measured beginning from the death benefit determination date.
     - Ends any remaining Step-ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have attained age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and [the Withdrawal Benefit] Rider continues, we will determine an Adjusted Guaranteed Withdrawal Balance and the annual Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the [Withdrawal Benefit] Rider. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Additional Annuity Option for Contracts with a [Withdrawal Benefit] Rider
Please see "Pay-Out Period Provisions" in the Prospectus for a description of Annuity Options available under a Contract. If you purchase a Contract with a [Withdrawal Benefit] Rider, you may also select the additional Annuity Options shown below. These additional Annuity Options are only available for Maturity Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB ALTERNATE ANNUITY OPTION 3: LIFETIME INCOME AMOUNT WITH PERIOD CERTAIN -- This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity, described in your Contract.

GMWB ALTERNATE ANNUITY OPTION 5: FIXED PERIOD CERTAIN ONLY - This option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:
                  (a) the Guaranteed Withdrawal Amount on the Maturity Date as
                      provided by the [Withdrawal Benefit] Rider, or
                  (b) the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

Tax Considerations
Please see "VII. Federal Tax Matters" in the Prospectus for information on tax considerations related to optional benefit Riders.

NO LOANS UNDER 403(b) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect the [Withdrawal Benefit] Rider.
Termination
You may not terminate the [Withdrawal Benefit] Rider once it is in effect. The Rider terminates, automatically, however, upon the earliest of:
                  - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
                  - the date the Guaranteed Withdrawal Balance and the Contract Value both deplete to zero; or
                  -   the date an Annuity Option under the Contract begins; or
                  - [the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any upgrade program that we may make available in the future; or]
                  -   termination of the Contract.

--------------------------------------------------------------------------------
We impose an additional annual fee for the [Withdrawal Benefit] Rider. Furthermore, the Rider limits the Investment Options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described elsewhere in the Prospectus.
--------------------------------------------------------------------------------


Examples of the [Withdrawal Benefit] Rider
The following examples provide hypothetical illustrations of the benefits provided under the [Withdrawal Benefit] optional benefit Rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF IMMEDIATE WITHDRAWALS OF THE GUARANTEED WITHDRAWAL AMOUNT. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first [20] Contract Years and there are no Step-ups.

--------------------------------------------------------------------------------------------------------------------------
  CONTRACT YEAR     PURCHASE PAYMENTS    GUARANTEED WITHDRAWAL AMOUNT   WITHDRAWAL TAKEN(2)  GUARANTEED WITHDRAWAL BALANCE
                                                                                              ON CONTRACT ANNIVERSARY
--------------------------------------------------------------------------------------------------------------------------
     At issue            $100,000                     $                       $ --                   $100,000(1)
--------------------------------------------------------------------------------------------------------------------------
        1                   0                                                                            (3)
--------------------------------------------------------------------------------------------------------------------------
        2                   0
--------------------------------------------------------------------------------------------------------------------------
        3                   0
--------------------------------------------------------------------------------------------------------------------------
        4                   0
--------------------------------------------------------------------------------------------------------------------------
        5                   0
--------------------------------------------------------------------------------------------------------------------------
        10                  0
--------------------------------------------------------------------------------------------------------------------------
        20                  0
--------------------------------------------------------------------------------------------------------------------------

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to [5]% of the initial Guaranteed Withdrawal Balance ([.05] x $100,000 = $[5,000]).
(2) In this example, withdrawals each year equal the Guaranteed Withdrawal
Amount.
(3) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($xx,xxx - $x,xxx = $xx.xxx).
(4) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for [20] years. At the end of [20] years, the Guaranteed Withdrawal Balance is zero and the Rider will terminate.



EXAMPLE B. THIS EXAMPLE ILLUSTRATES THE IMPACT OF IMMEDIATE WITHDRAWALS THAT ARE LESS THAN GUARANTEED WITHDRAWAL AMOUNT FOR THE FIRST [5] YEARS AND EQUAL THE GUARANTEED WITHDRAWAL AMOUNT THEREAFTER. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, and there are no Step-ups.

--------------------------------------------------------------------------------------------------------------------------
  CONTRACT YEAR     PURCHASE PAYMENTS    GUARANTEED WITHDRAWAL AMOUNT   WITHDRAWAL TAKEN(1)  GUARANTEED WITHDRAWAL BALANCE
                                                                                               ON CONTRACT ANNIVERSARY
--------------------------------------------------------------------------------------------------------------------------
     At issue            $100,000                    $ --                     $ --
--------------------------------------------------------------------------------------------------------------------------
        1                   0                                                                             (2)
--------------------------------------------------------------------------------------------------------------------------
        2                   0
--------------------------------------------------------------------------------------------------------------------------
        3                   0
--------------------------------------------------------------------------------------------------------------------------
        4                   0
--------------------------------------------------------------------------------------------------------------------------
        5                   0
--------------------------------------------------------------------------------------------------------------------------
        10                  0
--------------------------------------------------------------------------------------------------------------------------
        20                  0
--------------------------------------------------------------------------------------------------------------------------
        xx                  0                                                                            0(3)
--------------------------------------------------------------------------------------------------------------------------

(1) In this example, withdrawals in the first [5] years are less than the Guaranteed Withdrawal Amount.
(2) Since the withdrawal taken is less than the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($xx,xxx - $x,xxx = $xx.xxx).
(3) In this example, in year xx the remaining Guaranteed Withdrawal Balance is less than the Guaranteed Withdrawal Amount. The final withdrawal equal to the Guaranteed Withdrawal Balance will deplete the Guaranteed Withdrawal Balance to zero and the Rider will terminate.

EXAMPLE C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING 10 YEARS TO BEGIN WITHDRAWALS IN A DECLINING MARKET. Assume a single Purchase Payment of $100,000 and no additional Purchase Payments are made,

---------------------------------------------------------------------------------------------------------------------------------
 CONTRACT YEAR  PURCHASE PAYMENTS   GUARANTEED      WITHDRAWAL     GUARANTEED   CONTRACT VALUE     RIDER FEE     CONTRACT VALUE
                                    WITHDRAWAL        TAKEN        WITHDRAWAL   PRIOR TO RIDER                       AFTER
                                      AMOUNT                       BALANCE ON         FEE                        [ACCUMULATION
                                                                    CONTRACT                                        BENEFIT]
                                                                  ANNIVERSARY
---------------------------------------------------------------------------------------------------------------------------------
   At issue         $100,000           $ --            $ --
---------------------------------------------------------------------------------------------------------------------------------
       1                0                               0
---------------------------------------------------------------------------------------------------------------------------------
       2                0                               0
---------------------------------------------------------------------------------------------------------------------------------
       3                0                               0
---------------------------------------------------------------------------------------------------------------------------------
       4                0                               0
---------------------------------------------------------------------------------------------------------------------------------
       5                0                               0
---------------------------------------------------------------------------------------------------------------------------------
      10                0                               0
---------------------------------------------------------------------------------------------------------------------------------
      20                0                                                            xx,xxx(1)
---------------------------------------------------------------------------------------------------------------------------------

(1) At the end of Contract Year 10, the Contract Value in this example, $xx,xxx, is less than the First Year Purchase Payment of $100,000 and the Contract Value plus [Withdrawal Benefit Rider] fees, ($xx,xxx + $xxx). The Contract Value will be adjusted to equal the First Year Purchase Payments of $100,000 $.


EXAMPLE D. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS AND WAITING 10 YEARS TO BEGIN WITHDRAWALS IN AN UP MARKET. Assume a single Purchase Payment of $100,000 and no additional Purchase Payments are made,

---------------------------------------------------------------------------------------------------------------------------------
 CONTRACT YEAR  PURCHASE PAYMENTS   GUARANTEED      WITHDRAWAL     GUARANTEED   CONTRACT VALUE     RIDER FEE     CONTRACT VALUE
                                    WITHDRAWAL        TAKEN        WITHDRAWAL   PRIOR TO RIDER                       AFTER
                                      AMOUNT                       BALANCE ON         FEE                        [ACCUMULATION
                                                                    CONTRACT                                        BENEFIT]
                                                                  ANNIVERSARY
---------------------------------------------------------------------------------------------------------------------------------
   At issue         $100,000           $ --            $ --
---------------------------------------------------------------------------------------------------------------------------------
       1                0
---------------------------------------------------------------------------------------------------------------------------------
       2                0
---------------------------------------------------------------------------------------------------------------------------------
       3                0
---------------------------------------------------------------------------------------------------------------------------------
       4                0
---------------------------------------------------------------------------------------------------------------------------------
       5                0
---------------------------------------------------------------------------------------------------------------------------------
      10                0
---------------------------------------------------------------------------------------------------------------------------------
      20                0
---------------------------------------------------------------------------------------------------------------------------------

(1) At the end of Contract Year 3, the Contract Value in this example, $xxx,xxx is greater than the Guaranteed Withdrawal Balance ($xx,xxx - $x,xxx = $xx,xxx). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $xxx,xxx.
(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($x,xxx) or (b) [5]% of the Guaranteed Withdrawal Balance after the Step-up ([.05] x $xxx,xxx = $x,xxx).
(3) Since there are no withdrawal in years 1 through 10, at the end of year the Contract Value will be increased to equal the greater of the First Year Purchase Payments, $100,000 on the Contract Value plus the total of the [Withdrawal Benefit Rider] fees to date ($xxx,xxx + $xxx).

EXAMPLE E. THIS EXAMPLE ILLUSTRATES THE IMPACT OF ADDITIONAL PURCHASE PAYMENTS AND EXCESS WITHDRAWALS. Assume a single Purchase Payment of $100,000, an additional Purchase Payment of $10,000 in year 2, there is an automatic Step-up of the Guaranteed Withdrawal Balance at the end of Contract Year 3 because of hypothetical investment gains, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a Reset).

-----------------------------------------------------------------------------------------------------------------------
CONTRACT YEAR   PURCHASE     GUARANTEED WITHDRAWAL     WITHDRAWAL     HYPOTHETICAL CONTRACT     GUARANTEED WITHDRAWAL
                PAYMENTS     AMOUNT AFTER PURCHASE       TAKEN          VALUE ON CONTRACT        BALANCE ON CONTRACT
                                    PAYMENT                            ANNIVERSARY PRIOR TO          ANNIVERSARY
                                                                            RIDER FEE
-----------------------------------------------------------------------------------------------------------------------
  At issue      $100,000             $ --               $ --                  $ --                    $100,000
-----------------------------------------------------------------------------------------------------------------------
      1            0
-----------------------------------------------------------------------------------------------------------------------
      2         10,0000(1)            x(1)
-----------------------------------------------------------------------------------------------------------------------
      3            0
-----------------------------------------------------------------------------------------------------------------------
      4            0
-----------------------------------------------------------------------------------------------------------------------
      5            0                                    $10,000(2)
-----------------------------------------------------------------------------------------------------------------------

(1) In this example, there is an additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $[ ___ ]. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) [5]% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment ([.05] x ($xxx,xxx + $10,000) = $) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus [5]% of the Purchase Payment ($x,xxx+ ([.05] x $10,000)) =$[___]).
(2) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be Reset to the lesser of (a) the Contract Value after the withdrawal ($xx,xxx) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($xx,xxx- $10,000 = $xx,xxx). Since the Guaranteed Withdrawal Balance was Reset, the Guaranteed Withdrawal Amount will be Reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($xx,xxx) or (b) [5]% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value ([.05] x $xx,xxx = $xx,xxx).

                                    VERSION A
                           (Venture Variable Annuity)
                          (currently issued contracts)
     (Incorporated by reference to File No. 333-70728, filed on May 1, 2007)

                                    VERSION B
                           (Venture Variable Annuity)
                                (prior contracts)
                           (Version Not Supplemented)

                                    VERSION C
                                  (Wealthmark)
                           (Version Not Supplemented)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

     (Incorporated by reference to File No. 333-70728, filed on May 1, 2007)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

  DATE OF CHANGE                           OLD NAME                                            NEW NAME
  --------------     ---------------------------------------------------   -----------------------------------------------
October 1, 1997      NASL Variable Account                                 The Manufacturers Life Insurance Company
                                                                           of North America Separate Account A

October 1, 1997      North American Security Life Insurance Company        The Manufacturers Life Insurance Company
                                                                           of North America

November 1, 1997     NAWL Holding Co., Inc.                                Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                           Manulife Wood Logan, Inc

January 1, 2005      The  Manufacturers  Life Insurance Company (U.S.A.)   John Hancock Life Insurance Company (U.S.A.)
                     Separate Account A                                    Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company (U.S.A.)     John Hancock Life Insurance Company (U.S.A.)

January 1, 2005      Manulife Financial Securities LLC                     John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC                 John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). (Including Part B of the Registrant's Form N-4 incorporated by reference herein) filed on May 1, 2007.

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). (Including Part B of the Registrant's Form N-4 incorporated by reference herein) filed on May 1, 2007.


     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement-- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by
                    reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                    Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

          (4)  (i)  (A)  Form of Specimen Flexible Purchase Payment Individual
                         Deferred Variable Annuity Contract, Non-Participating (v20/21) - Incorporated by reference to Exhibit
                         (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

               (ii) (B) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                         (v7) - Incorporated by reference to Exhibit
                         (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

                         (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                         (2)  Form of Specimen Endorsements to Contract (v7):
                              (i) Individual Retirement Annuity Endorsement;
                              (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans -- Previously filed as Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                    (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                    (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                    (E)  Form of Roth Individual Retirement Annuity Endorsement
                         - Previously filed as Exhibit (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

               (iii) Form of Guaranteed Income Rider (v20/21) -- Previously
                    filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment to Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.


               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to post-effective amendment no. 20 to this registration statement, filed May 1, 2007.

               (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).


               (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit
                    (b)(6)(v) to post-effective amendment no. 20 to this registration statement, filed May 1, 2007.


          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life &
                    Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (iii) to Form N-4, file number 33-28455, filed March 1, 1996.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement with Peoples Security Life
                    Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the "Post-Effective Amendment No. 1").

                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7)
                    (vi) to Post Effective Amendment No. 1.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(viii) to Post Effective Amendment No. 1.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit (7)(viii)(i) to Post Effective Amendment No. 1.

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit
                    (7)(ix) to Post Effective Amendment No. 1.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

               (iii) Amendment to Remote Service Agreement dated March 1999 with
                    CSC Continuum Inc. - Incorporated by reference to Exhibit
                    (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.


          (10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit (b)(10) to post-effective amendment no. 20 to this registration statement, filed May 1, 2007.


          (11) All financial statements omitted from Item 23, Financial Statements--NOT APPLICABLE.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- NOT APPLICABLE.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.

          (15) Powers of Attorney

               (i)  Not applicable.

               (ii) Not applicable.

               (iii) Not applicable.

               (iv) Not applicable.

               (v)  Not applicable.

               (vi) Not applicable.

               (vii) Not applicable.

               (viii) Power of Attorney (James R. Boyle, John D. DesPrez III,
                    John R. Ostler, Rex Schlaybaugh Jr., Diana Scott, Warren Thompson -- Incorporated by reference to the registration statement on Form N-4, file no 333-70728 Exhibit (15)(viii) to post-effective amendment no. 14 filed July 20, 2006.

               (ix) Power of Attorney (Steven Finch, Hugh McHaffie) -
                    Incorporated by reference to the registration statement on Form N-4, file no 333-70728 Exhibit (15)(ix) to post-effective amendment no. 16 filed October 16, 2006.


               (x) Power of Attorney (Katherine MacMillan) - Incorporated by reference to Exhibit (b)(15)(x) to post-effective amendment no. 20 to this registration statement, filed May 1, 2007.

               (xi) Power of Attorney (Marc Costantini) - FILED HEREWITH.


Item 25. Directors and Officers of the Depositor.


     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                             EFFECTIVE JUNE 25, 2007

  NAME AND PRINCIPAL
   BUSINESS ADDRESS                      POSITION WITH DEPOSITOR
  ------------------     -------------------------------------------------------
John D. DesPrez III*     Chairman & President
Hugh McHaffie*           Director, Executive Vice President, Wealth Management
James R. Boyle*          Director, Executive Vice President, Life Insurance
Warren Thomson***        Director, Executive Vice President, US Investments
Steven Finch*            Director, Executive Vice President & General Manager,
                         John Hancock Life Insurance
Marc Costantini*         Director, Executive Vice President & General Manager,
                         John Hancock Annuities
Diana Scott*             Director, Senior Vice President, Human Resources
John R. Ostler**         Director
Rex Schlaybaugh, Jr.*    Director
Katherine  MacMillan**   Director, Executive Vice President & General Manager,
                         John Hancock Retirement Plan Services
Jonathan Chiel*          Executive Vice President & General Counsel
Stephen R. McArthur**    Executive Vice President & General Manager, Reinsurance
Lynne Patterson*         Senior Vice President & Chief Financial Officer
Peter Levitt**           Senior Vice President & Treasurer
Scott Hartz*             Executive Vice President and Chief Investment Officer,
                         US Investments
Emanuel Alves*           Vice President, Counsel & Corporate Secretary
Kris Ramdial**           Vice President, Treasury
John Brabazon            Vice President & CFO, US Investments
Philip Clarkson*         Vice President, Taxation
Brian Collins**          Vice President, Taxation
Mitchell A. Karman*      Vice President, Chief Compliance Officer & Counsel
Peter Mitsopoulos*       Vice President, Treasury

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2006 appears below:

Principal Subsidiaries

The following is a list of the directly and indirectly held major operating subsidiaries of Manulife Financial Corporation.

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   THE MANUFACTURERS LIFE INSURANCE COMPANY                       100 $14,440    Toronto, Canada Leading Canadian-based financial
                                                                                                 services company that offers a
                                                                                                 diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
      Manulife Holdings (Alberta) Limited                         100            Calgary, Canada Holding company
         Manulife Holdings (Delaware) LLC                         100           Delaware, U.S.A. Holding company
            The Manufacturers Investment Corporation              100           Michigan, U.S.A. Holding company
               John Hancock Life Insurance Company                100           Michigan, U.S.A. U.S. based life insurance company
                  (U.S.A.)                                                                       that provides individual life
                                                                                                 insurance, annuities, and group
                                                                                                 pension products in all states in
                                                                                                 the U.S. except New York
                  John Hancock Life Insurance Company of          100           New York, U.S.A. Provides group pension, individual
                     New York                                                                    annuities and life insurance
                                                                                                 products in the State of New York
                  John Hancock Investment Management              95             Massachusetts, Investment advisor
                     Services, LLC                                                               U.S.A.
               Manulife Reinsurance Limited                       100          Hamilton, Bermuda Provides life and financial
                                                                                                 reinsurance
         Manulife Holdings (Bermuda) Limited                      100          Hamilton, Bermuda Holding company
      Manufacturers P&C Limited                                   100               St. Michael, Provides property and casualty and
                                                                                        Barbados financial reinsurance
         Manufacturers Life Reinsurance Limited                   100               St. Michael, Provides life and financial
                                                                                        Barbados reinsurance
         Manulife International Holdings Limited                  100          Hamilton, Bermuda Holding company
            Manulife (International) Limited                      100           Hong Kong, China Life insurance company serving Hong
                                                                                                 Kong and Taiwan
               Manulife-Sinochem Life Insurance Co. Ltd.           51            Shanghai, China Chinese life insurance company
            Manulife Asset Management (Asia) Limited              100               St. Michael, Holding company
                                                                                        Barbados
               Manulife Asset Management (Hong Kong)              100           Hong Kong, China Hong Kong investment management and
                  Limited                                                                        advisory company marketing mutual
                                                                                                 funds
      Manulife Bank of Canada                                     100           Waterloo, Canada Provides integrated banking
                                                                                                 products and service options not
                                                                                                 available from an insurance company
      Manulife Canada Ltd.                                        100           Waterloo, Canada Canadian life insurance company
         FNA Financial Inc.                                       100            Toronto, Canada Holding company
      Elliott & Page Limited                                      100            Toronto, Canada Investment counseling, portfolio
                                                                                                 and mutual fund management in
                                                                                                 Canada
      First North American Insurance Company                      100            Toronto, Canada Canadian property and casualty
                                                                                                 insurance company
      NAL Resources Management Limited                            100            Calgary, Canada Management company for oil and gas
                                                                                                 properties
      Manulife Securities International Ltd.                      100           Waterloo, Canada Mutual fund dealer for Canadian
                                                                                                 operations
      Regional Power Inc.                                        83.5           Montreal, Canada Operator of hydro-electric power
                                                                                                 projects
         MLI Resources Inc.                                       100            Calgary, Canada Holding company for oil and gas
                                                                                                 assets and Japanese operations
      Manulife Life Insurance Company                             100               Tokyo, Japan Japanese life insurance company
      P.T. Asuransi Jiwa Manulife Indonesia                        95                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
         P.T. Manulife Aset Manajemen Indonesia                  95.3                   Jakarta, Indonesian investment management
                                                                                       Indonesia and advisory company marketing
                                                                                                 mutual funds
      The Manufacturers Life Insurance Co. (Phils.), Inc.         100                    Manila, Filipino life insurance company
                                                                                     Philippines
      Manulife (Singapore) Pte. Ltd.                              100                  Singapore Singaporean life insurance company
      Manulife (Vietnam) Limited                                  100          Ho Chi Minh City, Vietnamese life insurance company
                                                                                         Vietnam
      Manulife Insurance (Thailand) Public Company Limited       97.9          Bangkok, Thailand Thai life insurance company
      Manulife Europe Ruckversicherungs-Aktiengesellschaft        100           Cologne, Germany European property and casualty
                                                                                                 reinsurance company
      MFC Global Fund Management (Europe) Limited                 100            London, England Holding company
         MFC Global Fund Investment Management (Europe)           100            London, England Investment management company for
            Limited                                                                              Manulife Financial's international
                                                                                                 funds

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                           100 $11,547        Wilmington, Holding company
                                                                                Delaware, U.S.A.
      John Hancock Financial Services, Inc.                       100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Life Insurance Company                      100                    Boston, Leading U.S. based financial
                                                                                  Massachusetts, services company that offers a
                                                                                          U.S.A. diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
            John Hancock Variable Life Insurance Company          100                    Boston, U.S. based life insurance company
                                                                                  Massachusetts, that provides variable and
                                                                                          U.S.A. universal life insurance policies,
                                                                                                 and annuity products in all states
                                                                                                 in the U.S. except New York
            P.T. Asuransi Jiwa John Hancock Indonesia            96.2                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
            Independence Declaration Holdings LLC                 100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
               Declaration Management & Research LLC              100          McLean, Virginia, Provides institutional investment
                                                                                          U.S.A. advisory services
            John Hancock Subsidiaries LLC                         100                Wilmington, Holding company
                                                                                Delaware, U.S.A.
               John Hancock Financial Network, Inc.               100                    Boston, Financial services distribution
                                                                                  Massachusetts, organization
                                                                                           U.S.A
               The Berkeley Financial Group, LLC                  100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                           U.S.A
                  John Hancock Funds LLC                          100                    Boston, Mutual fund company
                                                                                  Massachusetts,
                                                                                           U.S.A
               Hancock Natural Resource Group, Inc.               100                    Boston, Manager of globally diversified
                                                                                  Massachusetts, timberland and agricultural
                                                                                           U.S.A portfolios for public and corporate
                                                                                                 pension plans, high net-worth
                                                                                                 individuals, foundations and
                                                                                                 endowments
      John Hancock International Holdings, Inc.                   100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         Manulife Insurance (Malaysia) Berhad                    45.8              Kuala Lumpur, Malaysian life insurance company
                                                                                        Malaysia
      John Hancock International, Inc.                            100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Tianan Life Insurance Company                50            Shanghai, China Chinese life insurance company

Item 27. Number of Contract Owners.


As of MAY 31, 2007, there were 113,568 qualified contracts and 84,921 non-qualified contracts of the series offered hereby outstanding..


Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

                    NAME OF INVESTMENT COMPANY                       CAPACITY IN WHICH ACTING
                    --------------------------                       ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M        Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A     Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B     Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H         Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U         Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V         Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV           Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF       Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U        Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V        Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Kevin Hill*, Lynne Patterson* and Christopher M. Walker**) who have authority to act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon St, Boston, MA 02116


     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this thirteenth day of July 2007.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the thirteenth day of July 2007.

              Signature                                   Title
              ---------                                   -----


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Senior Vice President & Chief Financial
-------------------------------------   Officer
Lynne Patterson                         (Principal Financial Officer and
                                        Principal Accounting Officer)


                  *                     Director, Executive Vice President,
-------------------------------------   Life Insurance
James R. Boyle


                  *                     Director, Executive Vice President &
-------------------------------------   General Manager,
Marc Costantini                         John Hancock Variable Annuities


                  *                     Director, Executive Vice President &
-------------------------------------   General Manager,
Steven Finch                            John Hancock Life Insurance


                  *                     Director, Executive Vice President &
-------------------------------------   General Manager,
Katherine MacMillan                     John Hancock Retirement Plan Services


                  *                     Director, Executive Vice President,
-------------------------------------   Wealth Management
Hugh McHaffie


                  *                     Director
-------------------------------------
John R. Ostler


                  *                     Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director, Senior Vice President,
-------------------------------------   Human Resources
Diana Scott


                  *                     Director, Executive Vice President
-------------------------------------   and Chief Investments
Warren Thomson                          Officer, US Investments


* /s/ Arnold R. Bergman                 Chief Counsel - Annuities
-------------------------------------
Arnold R. Bergman
Pursuant to Power of Attorney

                                 EXHIBIT INDEX

   ITEM NO.                 DESCRIPTION
   --------     -----------------------------------
24(b)(15)(xi)   Power of Attorney (Marc Costantini)